SHARE CAPITAL - Summary of share capital (Details) - Class B shares - shares												12 Months Ended
	Mar. 25, 2022	Feb. 18, 2022	Feb. 14, 2022	Jan. 06, 2022	Nov. 29, 2021	Nov. 18, 2021	Aug. 31, 2021	Aug. 17, 2021	Jun. 28, 2021	Mar. 11, 2021	Jan. 12, 2021	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Balance (in shares)												962,243.3	0
Issue for acquisition (in shares)													868,833
Equity interest of acquirer, contingent consideration (in shares)	90,546	17,239.5	41,028.2	15,611.4	31,721.5	28,903	9,392.6	18,788.5	15,777.1	42,247.3	51,163	269,007.8	93,410.3
Converted into Common Shares												(184,116)
Balance (in shares)												1,047,135.1	962,243.3